CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents	$ 15,235,556	$ 21,884,957
Trade and other receivables (Notes 5)	3,152,410	3,035,573
Other current assets (Notes 6)	266,625	329,601
Total Current Assets	18,654,591	25,250,131
Non-Current Assets
Property and equipment, net of accumulated depreciation of A$299,817 and $353,443 respectively	71,422	30,815
Total Non-Current Assets	71,422	30,815
Total Assets	18,726,013	25,280,946
Current Liabilities
Trade and other payables (Notes 7)	2,055,247	892,434
Provisions (Notes 8)	588,693	698,038
Total Current Liabilities	2,643,940	1,590,472
Non-Current Liabilities
Provisions (Note 8)	916	440
Total Non-Current Liabilities	916	440
Total Liabilities	2,644,856	1,590,912
Net Assets	16,081,157	23,690,034
Equity
Issued capital 2018: 533,891,470 fully paid ordinary shares Nil options over fully paid ordinary shares 2017: 533,891,470 fully paid ordinary shares Nil options over fully paid ordinary shares (Notes 10)	143,910,328	144,018,006
Reserves (Notes 11)	1,753,954	2,320,480
Accumulated deficit during the development stage (Notes 12)	(129,583,125)	(122,648,452)
Total Equity	$ 16,081,157	$ 23,690,034